Pension benefits - Funded Status of Defined Benefit Plan (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Projected benefit obligations	$ 60.5	$ 129.8	$ 186.5
Plan assets at market value	(57.8)	(97.0)	$ (113.8)
Accrued pension liability exclusive social security	2.7	32.8
Social security related to pension obligations	0.5	4.6
Accrued pension liabilities	$ 3.2	$ 37.4